UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

September 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	73.0
8 - 30	2.5
31 - 60	8.9
61 - 90	5.9
91 - 180	3.6
> 180	6.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Variable Rate Demand Notes (VRDNs)	52.3%
Tender Option Bond	10.2%
Other Municipal Security	32.1%
Investment Companies	2.8%
Net Other Assets (Liabilities)	2.6%

Current 7-Day Yield

9/28/18
Fidelity® SAI Municipal Money Market Fund	1.48%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 1.43%.

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 52.3%
	Principal Amount	Value
Alabama - 0.2%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 A, 1.57% 10/5/18, LOC Bank of America NA, VRDN (a)(b)	$800,000	$800,000
Alaska - 1.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.65% 10/5/18, VRDN (b)	500,000	500,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.7% 10/5/18, VRDN (b)	1,200,000	1,200,000
Series 1994 C, 1.62% 10/5/18, VRDN (b)	5,600,000	5,600,000
		7,300,000
Arizona - 1.4%
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.65% 10/5/18, LOC Freddie Mac, VRDN (b)	200,000	200,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Angelin Apts. Proj.) Series 2004, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
(San Fernando Apts. Proj.) Series 2004, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	200,000	200,000
(San Miguel Apts. Proj.) Series 2003, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	300,000	300,000
		5,700,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.58% 10/5/18, LOC Goldman Sachs Bank Usa, VRDN (b)(c)	300,000	300,000
Colorado - 0.1%
FNMA Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	300,000	300,000
Connecticut - 1.0%
Connecticut Gen. Oblig. Series 2016 C, 1.64% 10/5/18 (Liquidity Facility Bank of America NA), VRDN (b)	800,000	800,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Proj.):
Series 1989 D, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada), VRDN (b)(c)	550,000	550,000
Series 2012 D3, 1.62% 10/5/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)(c)	1,000,000	1,000,000
Series D 3, 1.59% 10/5/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)(c)	100,000	100,000
Series D, 1.6% 10/5/18 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	1,800,000	1,800,000
		4,250,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.68% 10/5/18, VRDN (b)	200,000	200,000
Series 1994, 1.77% 10/1/18, VRDN (b)(c)	100,000	100,000
		300,000
District Of Columbia - 1.4%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 1.6% 10/5/18, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	6,020,000	6,020,000
Florida - 5.3%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.8% 10/1/18, VRDN (b)(c)	500,000	500,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 1.59% 10/5/18, LOC Royal Bank of Canada, VRDN (b)(c)	11,900,000	11,900,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.65% 10/5/18, LOC Citibank NA, VRDN (b)(c)	885,000	885,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.79% 10/1/18, VRDN (b)(c)	3,735,000	3,735,000
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.59% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	1,480,000	1,480,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Grande Oaks Apts. Proj.) Series A, 1.6% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	200,000	200,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.59% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	2,520,000	2,520,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.59% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	650,000	650,000
		21,870,000
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.96% 10/1/18, VRDN (b)(c)	2,970,000	2,970,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 1.94% 10/1/18, VRDN (b)	3,300,000	3,300,000
		6,270,000
Illinois - 0.7%
Chicago Midway Arpt. Rev.:
Series 2004 C2, 1.62% 10/5/18, LOC Bank of Montreal, VRDN (b)(c)	1,300,000	1,300,000
Series 2014 C, 1.64% 10/5/18, LOC Barclays Bank PLC, VRDN (b)(c)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (R&R Enterprises 2nd Proj.) Series 1999 A, 1.61% 10/5/18, LOC BMO Harris Bank NA, VRDN (b)(c)	565,000	565,000
		2,865,000
Indiana - 1.5%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 10/5/18, VRDN (b)	200,000	200,000
Series I, 1.67% 10/5/18, VRDN (b)	100,000	100,000
FHLMC Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 1.6% 10/5/18, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	5,865,000	5,865,000
		6,165,000
Iowa - 2.6%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.6% 10/5/18, VRDN (b)(c)	10,800,000	10,800,000
Kansas - 0.1%
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.63% 10/5/18, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	300,000	300,000
Kentucky - 1.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.62% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	1,200,000	1,200,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.65% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	1,900,000	1,900,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.67% 10/5/18, VRDN (b)(c)	1,800,000	1,800,000
		4,900,000
Louisiana - 0.5%
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 A, 1.73% 10/1/18, VRDN (b)(c)	2,000,000	2,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.7% 10/5/18, VRDN (b)	100,000	100,000
Series 2010 B1, 1.7% 10/5/18, VRDN (b)	100,000	100,000
		2,200,000
Maryland - 0.1%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.61% 10/5/18, LOC TD Banknorth, NA, VRDN (b)(c)	295,000	295,000
Michigan - 1.2%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (b)	500,000	500,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 1.6% 10/5/18, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,100,000	4,100,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.6% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	600,000	600,000
		5,200,000
Minnesota - 0.8%
FNMA:
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	100,000	100,000
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	3,200,000	3,200,000
		3,300,000
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 D, 1.64% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	490,000	490,000
Series 2018 D, 1.64% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,000,000	1,000,000
Series B, 1.64% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	800,000	800,000
		2,290,000
Nevada - 3.5%
Clark County Arpt. Rev. Series 2008 A2, 1.62% 10/5/18, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	1,515,000	1,515,000
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) 1.64% 10/5/18, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,900,000	4,900,000
Series 2008 A, 1.59% 10/5/18, LOC MUFG Union Bank NA, VRDN (b)(c)	2,100,000	2,100,000
Reno Cap. Impt. Rev. Series 2005 A, 1.62% 10/5/18, LOC Bank of America NA, VRDN (b)	400,000	400,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.65% 10/5/18, VRDN (b)(c)	100,000	100,000
Series 2016 E, 1.65% 10/5/18, VRDN (b)(c)	5,630,000	5,630,000
		14,645,000
New York - 6.5%
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 1.68% 10/5/18, LOC Mizuho Bank Ltd., VRDN (b)(c)	300,000	300,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Linden Plaza Proj.) Series 2008 A, 1.61% 10/5/18, LOC Freddie Mac, VRDN (b)(c)	1,995,000	1,995,000
(Rivereast Apts. Proj.) Series A, 1.61% 10/5/18, LOC Freddie Mac, VRDN (b)(c)	1,500,000	1,500,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.57% 10/5/18, LOC Freddie Mac, VRDN (b)(c)	100,000	100,000
(Grace Towers Hsg. Proj.) Series 2004 A, 1.61% 10/5/18, LOC Freddie Mac, VRDN (b)(c)	4,300,000	4,300,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (89 Murray St. Proj.) Series A, 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	1,600,000	1,600,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Sierra Dev. Proj.) Series A, 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	1,800,000	1,800,000
(Westport Dev. Proj.) Series 2004 A, 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
Series 2002 A, 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	1,400,000	1,400,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 1.6% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	905,000	905,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.61% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	1,900,000	1,900,000
(West 38th Street Hsg. Proj.) Series 2002 A, 1.62% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	2,300,000	2,300,000
		27,100,000
North Carolina - 1.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.61% 10/5/18, LOC Cr. Industriel et Commercial, VRDN (b)	5,300,000	5,300,000
Ohio - 0.1%
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.74% 10/5/18, VRDN (b)	300,000	300,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. Series A, 1.69% 10/5/18, VRDN (b)(c)	100,000	100,000
Tennessee - 2.4%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.62% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	10,000,000	10,000,000
Texas - 9.8%
Austin Arpt. Sys. Rev. Series 2005 3, 1.68% 10/5/18, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	16,000,000	16,000,001
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.6% 10/5/18, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,000,000	9,000,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.64% 10/5/18, LOC Citibank NA, VRDN (b)(c)	500,000	500,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.63% 10/5/18, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.63% 10/5/18, LOC Citibank NA, VRDN (b)(c)	8,070,000	8,070,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.61% 10/5/18, VRDN (b)(c)	700,000	700,000
Series 2001, 1.61% 10/5/18, VRDN (b)(c)	200,000	200,000
Series 2002, 1.61% 10/5/18, VRDN (b)(c)	500,000	500,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	5,570,000	5,570,000
		40,640,001
Virginia - 0.6%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.6% 10/5/18, LOC JPMorgan Chase Bank, VRDN (b)(c)	600,000	600,000
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	1,800,000	1,800,000
		2,400,000
Washington - 5.8%
Port of Seattle Rev.:
Series 1997, 1.68% 10/5/18, LOC Bank of America NA, VRDN (b)(c)	815,000	815,000
Series 2008, 1.68% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	7,600,000	7,600,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 1.61% 10/5/18, LOC Bank of America NA, VRDN (b)(c)	4,030,000	4,030,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	5,300,000	5,300,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.65% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	5,500,000	5,500,000
(Gardens Univ. Village Apt. Proj.) Series A, 1.63% 10/5/18, LOC Fannie Mae, VRDN (b)(c)	700,000	700,000
		23,945,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.69% 10/5/18, VRDN (b)(c)	100,000	100,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.63% 10/5/18, LOC Bank of America NA, VRDN (b)(c)	300,000	300,000
		400,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (Pacificorp Projs.) Series 1992, 1.64% 10/5/18, VRDN (b)	400,000	400,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.64% 10/5/18, VRDN (b)	100,000	100,000
		500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $216,755,001)		216,755,001

Tender Option Bond - 10.2%
Arizona - 0.6%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	1,800,000	1,800,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	605,000	605,000
		2,405,000
California - 1.6%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,100,000	1,100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	5,500,000	5,500,000
		6,600,000
Colorado - 0.1%
Colorado Health Facilities Auth. Participating VRDN Series Floaters XF 06 67, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	100,000	100,000
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 15 XM0007, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	500,000	500,000
		600,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	100,000	100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	100,000	100,000
		200,000
District Of Columbia - 0.1%
District of Columbia Income Tax Rev. Participating VRDN Series Floaters XM 04 37, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Florida - 1.1%
Central Fla Expwy Auth. Rev. Participating VRDN:
Series Floaters 004, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	195,000	195,000
Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,000,000	3,000,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	100,000	99,965
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.81%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	100,000	100,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.6% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.71% 10/5/18 (Liquidity Facility Bank of America NA) (b)(d)	300,000	300,000
Tampa Health Sys. Rev. Participating VRDN Series Floaters XF 25 52, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	600,000	600,000
		4,394,965
Georgia - 0.3%
Emory Univ. Participating VRDN Series Floaters 016, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,300,000	1,300,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.63% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	300,000	300,000
Illinois - 0.4%
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	800,000	800,000
Series Floaters XF 25 35, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	300,000	300,000
Series Floaters YX 10 72, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	100,000	100,000
Series Floaters YX 10 86, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	100,000	100,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
		1,600,000
Indiana - 0.5%
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	300,000	300,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.59%, tender 10/5/18 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,700,000	1,700,000
		2,000,000
Iowa - 0.3%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,095,000	1,095,000
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	200,000	200,000
Series XF 10 51, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	100,000	100,000
		300,000
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Louisiana - 0.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Floaters ZF 26 35, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	200,000	200,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	100,000	100,000
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	200,000	200,000
		300,000
Michigan - 0.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,800,000	1,800,000
Michigan Fin. Auth. Rev. Participating VRDN Series Floaters XF 26 48, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	200,000	200,000
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	700,000	700,000
Univ. of Michigan Rev. Participating VRDN Series Floaters XF 25 48, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	200,000	200,000
		2,900,000
Mississippi - 0.0%
Mississippi Gen. Oblig. Participating VRDN Series ROC II R 14027, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	200,000	200,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	575,000	575,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.61% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	100,000	100,000
		675,000
Montana - 0.0%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	170,000	170,000
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 00 27, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	1,015,000	1,015,000
Nevada - 0.2%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	300,000	300,000
Series Floaters ZM 06 33, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	100,000	100,000
Series XM 06 38, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	400,000	400,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.6% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	100,000	100,000
		900,000
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.66% 10/5/18 (Liquidity Facility Bank of America NA) (b)(c)(d)	100,000	100,000
New York - 0.1%
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	600,000	600,000
North Carolina - 0.0%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZF 24 90, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Ohio - 0.3%
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	200,000	200,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	500,000	500,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	100,000	100,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	100,000	100,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.64% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	500,000	500,000
		1,400,000
Pennsylvania - 0.1%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.66% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	100,000	100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters XM 06 13, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		400,000
South Carolina - 0.5%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	200,000	200,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,300,000	1,300,000
Series Floaters XG 01 49, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	500,000	500,000
		2,000,000
Tennessee - 0.0%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Texas - 0.4%
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.6% 10/5/18 (Liquidity Facility Bank of America NA) (b)(d)	100,000	100,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	100,000	100,000
Series Floaters 014, 1.79% 11/9/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	500,000	500,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	400,000	400,000
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.6% 10/5/18 (Liquidity Facility Bank of America NA) (b)(d)	100,000	100,000
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	200,000	200,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters XF 25 57, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	400,000	400,000
		1,800,000
Utah - 0.2%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	200,000	200,000
Series XM 03 64, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	500,000	500,000
		700,000
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	1,100,000	1,100,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.76% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	1,200,000	1,200,000
		2,300,000
Washington - 1.1%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	1,585,000	1,585,000
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.66% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	500,000	500,000
Series Floaters ZM 06 69, 1.64% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	300,000	300,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.64% 10/5/18 (Liquidity Facility Bank of America NA) (b)(c)(d)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.62% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	1,200,000	1,200,000
Washington Gen. Oblig. Participating VRDN:
Series Floaters XF 06 11, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	200,000	200,000
Series ROC II R 14074, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	100,000	100,000
Series XF 0294, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	100,000	100,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	345,000	345,000
		4,530,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 06 14, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	300,000	300,000
Series Floaters XF 25 41, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (b)(d)	100,000	100,000
		400,000
TOTAL TENDER OPTION BOND
(Cost $42,185,000)		42,184,965

Other Municipal Security - 32.1%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2018:
1.45% 10/1/18, CP	800,000	799,976
1.76% 1/2/19, CP	700,000	699,867
1.77% 12/3/18, CP	500,000	499,935
		1,999,778
Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.57% 10/4/18, CP	200,000	199,994
1.69% 10/3/18, CP	900,000	900,009
		1,100,003
Colorado - 0.4%
Denver City & County Arpt. Rev. Bonds:
Series 2011 A, 5.25% 11/15/18 (c)	200,000	200,816
Series 2012 A, 5% 11/15/18 (c)	1,500,000	1,505,685
		1,706,501
Connecticut - 0.9%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	300,000	300,234
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	200,000	200,352
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	100,000	100,021
Connecticut Gen. Oblig. Bonds:
Series 2018 A, 5% 4/15/19	100,000	101,564
Series 2018 B, 5% 4/15/19	400,000	406,256
Connecticut Hsg. Fin. Auth. Bonds:
Series 2018 B, 2% 5/15/19 (c)	695,000	694,124
Series 2018 C, 1.75% 5/15/19 (c)	1,685,000	1,678,327
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	100,000	100,029
		3,580,907
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 1.6% tender 10/10/18, LOC JPMorgan Chase Bank, CP mode	400,000	399,980
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2018, 1.65% 10/23/18, LOC JPMorgan Chase Bank, CP	500,000	499,960
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds Series 2015 B, 4% 10/1/18 (c)	200,000	200,000
Washington Convention & Sports Auth. Bonds Series 2018 A, 3% 10/1/18	700,000	700,000
		1,799,940
Florida - 5.3%
Florida Local Govt. Fin. Cmnty. Series 11A1:
1.54% 10/4/18, LOC JPMorgan Chase Bank, CP	1,500,000	1,499,955
1.7% 11/5/18, LOC JPMorgan Chase Bank, CP	600,000	599,988
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.74% 11/15/18 (Liquidity Facility MUFG Union Bank NA), CP	100,000	99,997
Jacksonville Gen. Oblig.:
Series 04A, 1.72% 12/5/18, LOC Bank of America NA, CP	400,000	399,976
Series A, 1.77% 12/5/18, LOC Bank of America NA, CP	200,000	200,000
Miami-Dade County:
Series A, 1.88% 1/3/19, LOC Bank of America NA, CP (c)	3,400,000	3,400,000
Series A1:
1.8% 12/3/18, LOC Bank of America NA, CP (c)	1,900,000	1,899,753
1.8% 1/4/19, LOC Bank of America NA, CP (c)	700,000	699,923
Miami-Dade County Aviation Rev.:
Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100) (c)	715,000	715,000
Series C:
1.48% 10/1/18, LOC Bank of America NA, CP (c)	2,000,000	1,999,940
1.68% 12/3/18, LOC Bank of America NA, CP (c)	2,100,000	2,098,950
1.8% 1/4/19, LOC Bank of America NA, CP (c)	900,000	899,775
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	5,300,000	5,413,685
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 1.75% 12/4/18, LOC Barclays Bank PLC, CP	600,000	599,940
Series B, 1.75% 12/5/18, LOC Sumitomo Mitsui Banking Corp., CP	600,000	599,988
Palm Beach Series 2018, 1.51% 10/4/18, LOC Citibank NA, CP	900,000	899,955
		22,026,825
Georgia - 3.1%
Atlanta Arpt. Rev.:
Series D1:
1.63% 11/2/18, LOC Bank of America NA, CP	900,000	899,739
1.7% 11/2/18, LOC Bank of America NA, CP	1,300,000	1,299,935
1.72% 11/2/18, LOC Bank of America NA, CP	100,000	99,998
Series D2:
1.66% 11/2/18, LOC Bank of America NA, CP (c)	3,500,000	3,498,985
1.75% 11/2/18, LOC Bank of America NA, CP (c)	300,000	299,985
1.77% 11/2/18, LOC Bank of America NA, CP (c)	300,000	299,994
Series D3, 1.63% 11/2/18, LOC Bank of America NA, CP	100,000	99,971
Series D4:
1.66% 11/2/18, LOC Bank of America NA, CP (c)	635,000	634,816
1.8% 11/2/18, LOC Bank of America NA, CP (c)	601,000	600,970
Series H1, 1.75% 12/5/18, LOC PNC Bank NA, CP	500,000	499,990
Series H2, 1.8% 12/5/18, LOC PNC Bank NA, CP (c)	2,200,000	2,199,956
Series I1, 1.82% 11/19/18, LOC JPMorgan Chase Bank, CP	100,000	100,001
Series I2, 1.87% 11/19/18, LOC JPMorgan Chase Bank, CP (c)	213,000	213,002
Series I3, 1.82% 11/19/18, LOC JPMorgan Chase Bank, CP	100,000	100,001
Series I4, 1.87% 11/19/18, LOC JPMorgan Chase Bank, CP (c)	185,000	185,002
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.75% tender 12/5/18, LOC Barclays Bank PLC, CP mode	500,000	499,950
Series B, 1.71% 11/1/18, LOC PNC Bank NA, CP	1,000,000	999,950
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (b)(e)	300,000	300,000
		12,832,245
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series B1, 1.76% 1/2/19, LOC Sumitomo Mitsui Banking Corp., CP	1,100,000	1,099,769
Illinois - 1.7%
Chicago O'Hare Int'l. Arpt. Rev.:
Series A1, 1.81% 12/12/18, LOC Bank of America NA, CP (c)	600,000	599,952
Series B1, 1.81% 12/12/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (c)	764,000	763,939
Series B2, 1.76% 12/12/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100,000	99,992
Series C1, 1.81% 12/12/18, LOC Barclays Bank PLC, CP (c)	200,000	199,984
Series C2, 1.76% 12/12/18, LOC Barclays Bank PLC, CP	200,000	199,984
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.74% 11/1/18, LOC PNC Bank NA, CP	700,000	699,972
Series LOY, 1.55% 10/2/18, LOC PNC Bank NA, CP	900,000	899,982
Illinois Fin. Auth. Rev. Bonds:
Series 12I:
1.49% tender 10/1/18, CP mode	400,000	399,992
1.7% tender 10/10/18, CP mode	300,000	300,006
Series H:
1.67% tender 12/3/18, CP mode	700,000	699,650
1.8% tender 2/14/19, CP mode	700,000	700,021
Series I, 1.75% tender 1/2/19, CP mode	1,100,000	1,099,791
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.65% tender 10/1/18, CP mode	300,000	300,000
		6,963,265
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.68% 10/1/18, LOC JPMorgan Chase Bank, CP	1,100,000	1,100,011
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.78% tender 10/17/18, CP mode	300,000	299,994
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.03% 2/1/19 (b)(e)	100,000	100,024
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.8% tender 11/8/18, CP mode	400,000	399,992
Series 2018, 1.8% tender 10/5/18, CP mode	200,000	200,004
Massachusetts Port Auth. Rev.:
Series 12, 1.8% 1/10/19, LOC TD Banknorth, NA, CP (c)	500,000	499,955
Series 12B:
1.5% 10/4/18, LOC TD Banknorth, NA, CP (c)	300,000	299,988
1.74% 12/6/18, LOC TD Banknorth, NA, CP (c)	200,000	199,954
Middleborough Gen. Oblig. BAN Series 2017, 2% 10/5/18	100,000	100,002
		1,799,919
Michigan - 0.6%
Michigan Bldg. Auth. Rev. Series 7, 1.85% 1/17/19, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,000,000	999,970
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 1.75%, tender 12/3/18 (b)	1,100,000	1,099,637
Univ. of Michigan Rev. Series K1, 1.53% 10/11/18, CP	300,000	299,967
		2,399,574
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig.:
Series 07B, 1.55% 10/1/18, CP	100,000	99,998
Series 17F, 1.55% 10/1/18, CP	200,000	199,996
Series H:
1.72% 10/3/18, CP	100,000	100,001
1.76% 12/4/18, CP	100,000	99,998
		499,993
Missouri - 0.6%
Curators of the Univ. of Missouri Series A:
1.52% 10/3/18, CP	600,000	599,982
1.55% 10/4/18, CP	500,000	499,985
1.58% 11/6/18, CP	900,000	899,658
1.7% 12/5/18, CP	400,000	399,968
		2,399,593
Montana - 0.0%
Montana Board of Invt. Bonds (Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (b)	100,000	99,785
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.54% 10/4/18, CP	300,000	299,991
1.57% 10/5/18, CP	400,000	399,984
1.6% 10/9/18, CP	300,000	299,985
1.6% 10/10/18, CP	300,000	299,985
1.6% 10/10/18, CP	100,000	99,995
1.68% 10/3/18, CP	300,000	300,003
1.72% 11/7/18, CP	600,000	599,982
		2,299,925
Nevada - 0.0%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.69% 10/3/18, LOC Wells Fargo Bank NA, CP	200,000	200,002
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.8% tender 10/3/18, CP mode (c)	1,100,000	1,100,000
1.8% tender 11/9/18, CP mode (c)	1,600,000	1,600,000
Series 90A, 1.85% tender 10/5/18, CP mode (c)	500,000	500,010
Series B, 1.78% tender 10/23/18, CP mode	500,000	500,000
		3,700,010
New Jersey - 2.5%
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19 (g)	500,000	505,610
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 B, 3% 4/22/19	700,000	704,060
Montclair Township Gen. Oblig. BAN Series 2017, 2.5% 11/2/18	5,100,000	5,102,652
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	4,000,000	4,002,120
		10,314,442
New York - 0.1%
New York Pwr. Auth. Series 2, 1.72% 11/8/18, CP	400,000	399,976
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series A, 1.74% 11/14/18, CP (c)	200,000	199,994
North Carolina - 0.0%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	200,000	201,584
Ohio - 0.5%
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 1.72% tender 12/4/18, CP mode	500,000	499,960
Series B6:
1.71% tender 11/15/18, CP mode	315,000	314,987
1.72% tender 12/4/18, CP mode	700,000	699,944
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	100,000	100,558
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	300,000	302,715
		1,918,164
Oklahoma - 0.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.54% 10/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	199,994
Oregon - 0.2%
Port of Portland Arpt. Rev. Series B, 1.64% 10/11/18, LOC Barclays Bank PLC, CP (c)	900,000	900,000
Pennsylvania - 0.1%
Philadelphia Arpt. Rev. Series B2, 1.64% 11/1/18, LOC PNC Bank NA, CP (c)	400,000	399,832
South Carolina - 0.3%
Charleston County School District BAN Series 2018 A, 2.5% 11/6/18	1,000,000	1,000,850
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	100,000	100,910
		1,101,760
Tennessee - 1.0%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series A, 1.7% 11/7/18, LOC State Street Bank & Trust Co., Boston, CP	1,100,000	1,099,813
Series A, 1.75% 11/13/18, LOC State Street Bank & Trust Co., Boston, CP	500,000	499,965
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B:
1.74% 10/25/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,000,000	1,000,000
1.74% 10/25/18 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	500,005
1.74% 10/25/18 (Liquidity Facility MUFG Union Bank NA), CP	1,200,000	1,200,012
		4,299,795
Texas - 9.9%
Austin Elec. Util. Sys. Rev. Series A:
1.57% 10/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,500,000	1,499,955
1.69% 10/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,700,000	1,700,017
Brownsville Util. Sys. Rev. Series A, 1.77% 12/13/18, LOC MUFG Union Bank NA, CP	100,000	99,998
Fort Bend Independent School District:
Series 2018:
1.75% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,990
1.76% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	499,990
Series Q, 1.77% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,998
Garland Util. Sys. Rev.:
Series 2018, 1.55% 10/1/18, LOC Bank of America NA, CP	200,000	199,996
Series 2018, 1.7% 11/2/18, LOC Bank of America NA, CP	200,000	199,994
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 16B1, 1.52% tender 10/2/18, CP mode	1,900,000	1,899,943
Series 16B2, 1.76% tender 1/4/19, CP mode	1,100,000	1,099,758
Harris County Gen. Oblig.:
Series A1, 1.67% 10/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	200,002
Series D, 1.67% 10/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	700,000	700,007
Series E1, 1.74% 11/15/18, LOC Landesbank Hessen-Thuringen, CP	600,000	599,982
Series E2, 1.74% 11/15/18, LOC Barclays Bank PLC, CP	300,000	299,991
Harris County Metropolitan Trans. Auth. Series A1:
1.55% 10/18/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,100,000	1,099,747
1.6% 11/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	499,735
1.7% 10/11/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,000,000	1,000,040
Houston Arpt. Sys. Rev. Series A:
1.62% 11/1/18, LOC Sumitomo Mitsui Banking Corp., CP (c)	200,000	199,944
1.73% 12/5/18, LOC Sumitomo Mitsui Banking Corp., CP (c)	200,000	199,988
1.74% 12/6/18, LOC Sumitomo Mitsui Banking Corp., CP (c)	573,000	572,954
1.81% 12/13/18, LOC Sumitomo Mitsui Banking Corp., CP (c)	100,000	100,000
Houston Gen. Oblig. Series E1:
1.72% 12/5/18, LOC Citibank NA, CP	100,000	99,990
1.78% 1/8/19, LOC Citibank NA, CP	100,000	99,983
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
1.57% 10/3/18, CP	300,000	299,991
1.8% 1/3/19, CP	100,000	99,994
Lower Colorado River Auth. Rev.:
Series 2018:
1.38% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank& Trust Co., Boston, CP	1,000,000	999,930
1.58% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	500,000	499,990
1.72% 12/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	300,000	299,982
1.74% 10/30/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400,000	400,000
Series B, 1.75% 1/2/19, LOC State Street Bank & Trust Co., Boston, CP	900,000	899,829
Texas A&M Univ. Rev. Series B:
1.45% 10/4/18, CP	500,000	499,975
1.59% 10/3/18, CP	1,100,000	1,099,967
Texas Gen. Oblig.:
Bonds Series 2014, 5% 10/1/18	300,000	300,000
TRAN Series 2018, 4% 8/29/19	14,500,000	14,766,945
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.58% 10/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	100,000	99,998
1.6% 11/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400,000	399,872
1.7% 10/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	200,000	200,004
1.71% 10/17/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	200,000	199,996
1.72% 11/8/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	900,000	899,982
1.72% 12/4/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	599,952
1.72% 12/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500,000	499,960
1.73% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,976
1.75% 12/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,994
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	600,000
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,000
1.75% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,925
1.76% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500,000	499,990
1.78% 2/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	599,976
1.79% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	599,952
Univ. of Texas Permanent Univ. Fund Rev. Series A, 1.73% 12/13/18, CP	600,000	599,988
Upper Trinity Reg'l. Wtr. District Series 2018:
1.6% 10/10/18, LOC Bank of America NA, CP	400,000	399,980
1.63% 11/1/18, LOC Bank of America NA, CP	300,000	299,916
		40,938,066
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.75% 11/8/18, LOC JPMorgan Chase Bank, CP (c)	400,000	399,976
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.72% 10/4/18, CP	300,000	300,006
Washington - 0.2%
Univ. of Washington Univ. Revs. Series A:
1.6% 10/2/18, CP	400,000	399,996
1.67% 12/7/18, CP	300,000	299,871
		699,867
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 06A, 1.73% 12/5/18 (Liquidity Facility BMO Harris Bank NA), CP	300,000	299,982
Series 16A:
1.73% 12/5/18 (Liquidity Facility BMO Harris Bank NA), CP	400,000	399,976
1.74% 12/6/18 (Liquidity Facility BMO Harris Bank NA), CP	1,800,000	1,799,856
Wisconsin Trans. Rev. Series 13A, 1.71% 11/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	400,000	399,976
		2,899,790
TOTAL OTHER MUNICIPAL SECURITY
(Cost $133,104,959)		133,081,285
	Shares	Value

Investment Company - 2.8%
Fidelity Municipal Cash Central Fund, 1.64% (h)(i)
(Cost $11,761,000)	11,759,824	11,761,000
TOTAL INVESTMENT IN SECURITIES - 97.4%
(Cost $403,805,960)		403,782,251
NET OTHER ASSETS (LIABILITIES) - 2.6%		10,810,958
NET ASSETS - 100%		$414,593,209

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $800,000 or 0.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,865,000 or 0.4% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$195,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	6/7/18	$100,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 11/9/18 (Liquidity Facility Barclays Bank PLC)	7/12/18 - 8/15/18	$500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.81%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$400,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/27/18	$170,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	8/6/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$161,074
Total	$161,074

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$216,755,001	$--	$216,755,001	$--
Tender Option Bond	42,184,965	--	42,184,965	--
Other Municipal Security	133,081,285	--	133,081,285	--
Investment Company	11,761,000	11,761,000	--	--
Total Investments in Securities:	$403,782,251	$11,761,000	$392,021,251	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $392,044,960)	$392,021,251
Fidelity Central Funds (cost $11,761,000)	11,761,000
Total Investment in Securities (cost $403,805,960)		$403,782,251
Receivable for investments sold		16,530,000
Interest receivable		988,949
Distributions receivable from Fidelity Central Funds		21,438
Prepaid expenses		7,382
Receivable from investment adviser for expense reductions		22,401
Other receivables		44
Total assets		421,352,465
Liabilities
Payable to custodian bank	$169,039
Payable for investments purchased
Regular delivery	6,000,000
Delayed delivery	505,605
Accrued management fee	48,151
Other affiliated payables	15,683
Other payables and accrued expenses	20,778
Total liabilities		6,759,256
Net Assets		$414,593,209
Net Assets consist of:
Paid in capital		$414,616,802
Distributions in excess of net investment income		(525)
Accumulated undistributed net realized gain (loss) on investments		641
Net unrealized appreciation (depreciation) on investments		(23,709)
Net Assets, for 414,621,720 shares outstanding		$414,593,209
Net Asset Value, offering price and redemption price per share ($414,593,209 ÷ 414,621,720 shares)		$.9999

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest		$2,435,825
Income from Fidelity Central Funds		161,074
Total income		2,596,899
Expenses
Management fee	$242,909
Transfer agent fees	52,052
Accounting fees and expenses	27,067
Custodian fees and expenses	3,314
Independent trustees' fees and expenses	755
Registration fees	17,131
Audit	19,084
Legal	53
Miscellaneous	240
Total expenses before reductions	362,605
Expense reductions	(118,385)
Total expenses after reductions		244,220
Net investment income (loss)		2,352,679
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21
Total net realized gain (loss)		21
Change in net unrealized appreciation (depreciation) on investment securities		(5,206)
Net increase in net assets resulting from operations		$2,347,494

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period January 11, 2018 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,352,679	$415,251
Net realized gain (loss)	21	(4)
Change in net unrealized appreciation (depreciation)	(5,206)	(18,503)
Net increase in net assets resulting from operations	2,347,494	396,744
Distributions to shareholders from net investment income	(2,353,204)	(414,627)
Share transactions
Proceeds from sales of shares	146,943,525	264,908,024
Reinvestment of distributions	2,353,204	414,627
Cost of shares redeemed	(1,628)	(950)
Net increase (decrease) in net assets and shares resulting from share transactions	149,295,101	265,321,701
Total increase (decrease) in net assets	149,289,391	265,303,818
Net Assets
Beginning of period	265,303,818	–
End of period	$414,593,209	$265,303,818
Other Information
Distributions in excess of net investment income end of period	$(525)	$–
Shares
Sold	146,946,236	264,910,144
Issued in reinvestment of distributions	2,353,269	414,649
Redeemed	(1,628)	(950)
Net increase (decrease)	149,297,877	265,323,843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$.9999	$1.0000
Income from Investment Operations
Net investment income (loss)	.0068	.0023
Net realized and unrealized gain (loss)	–B	(.0001)
Total from investment operations	.0068	.0022
Distributions from net investment income	(.0068)	(.0023)
Total distributions	(.0068)	(.0023)
Net asset value, end of period	$.9999	$.9999
Total ReturnC,D	.68%	.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G	.23%G,H
Expenses net of fee waivers, if any	.14%G	.14%G
Expenses net of all reductions	.14%G	.14%G
Net investment income (loss)	1.35%G	1.09%G
Supplemental Data
Net assets, end of period (000 omitted)	$414,593	$265,304

 A For the period January 11, 2018 (commencement of operations) to March 31, 2018.

 B Amount represents less than $.00005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$366
Gross unrealized depreciation	(24,075)
Net unrealized appreciation (depreciation)	$(23,709)
Tax cost	$403,805,960

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4)
Long-term	(-)
Total no expiration	(4)
Total capital loss carryforward	$(4)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .03% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through May 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $118,289.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $96.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Tax-Sensitive Short Duration Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Actual	.14%	$1,000.00	$1,006.80	$.71
Hypothetical-C		$1,000.00	$1,024.36	$.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Money Market Fund

On September 14, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Fidelity's experience in managing other municipal money market funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio of the fund (after the effect of the contractual expense cap referred to in the next paragraph) in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds in its respective Lipper peer group. The Board also considered that the projected total expense ratio of the fund is below the median of funds in its Institutional peer group, excluding the effect of fee waivers.

The Board also noted that FMR had contractually agreed to reimburse Fidelity SAI Municipal Money Market Fund through May 31, 2019, to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, proxy and shareholder meeting expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.14% for Fidelity SAI Municipal Money Market Fund.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the fund's management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures for the fund are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

OMM-SANN-1118
1.9885509.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 27, 2018